Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	May 30, 2013
Prospectus Date	May 01, 2013
ESG Managers Income Portfolio | Class A
Risk/Return:
Trading Symbol	PWMAX
ESG Managers Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWMCX
ESG Managers Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWMIX